Trade receivables - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Trade Receivables [Line Items]
Trade receivables past due	€ 1.5	€ 2.0
Receivables from contracts with customers	27.8	35.2
Increase (decrease) in receivables from contracts with customers	(7.4)
Canada
Disclosure Of Trade Receivables [Line Items]
Trade receivables past due	0.8	1.1
France
Disclosure Of Trade Receivables [Line Items]
Trade receivables past due	€ 0.5
Austria
Disclosure Of Trade Receivables [Line Items]
Trade receivables past due		€ 0.3